September 30, 2025

VIA ELECTRONIC FILING

Securities and Exchange Commission

100 F Street, NE

Judiciary Plaza

Washington, DC 20549

Attention: Division of Investment Management

RE: BlackRock Multi-State Municipal Series Trust

Post-Effective Amendment No. 111 to the Registration Statement on Form N-1A

(Securities Act File No. 002-99473, Investment Company Act File No. 811-04375)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), BlackRock Multi-State Municipal Series Trust (the “Fund”) hereby certifies that:

(1) the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 111 to the Fund’s Registration Statement on Form N-1A; and

(2) the text of Post-Effective Amendment No. 111 to the Fund’s Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on September 25, 2025.

Sincerely,

BlackRock Multi-State Municipal Series Trust

/s/ Janey Ahn

Janey Ahn

Secretary of the Fund